Subsequent events (Narrative) (Details) ₪ in Thousands, € in Millions	Aug. 17, 2022 EUR (€)	Jun. 30, 2022 ILS (₪)
Disclosure of non-adjusting events after reporting period [line items]
Notional principal amount of currency swap | ₪		₪ 100,000
Subsequent Event [Member]
Disclosure of non-adjusting events after reporting period [line items]
Mark to market price of currency swap | €	€ 3.8